Annual Fund Operating Expenses - Nuveen Green Bond Fund	Mar. 31, 2024
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Jul. 31, 2025
Class A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.25%
Other Expenses (as a percentage of Assets):	0.32%	[1]
Expenses (as a percentage of Assets)	0.97%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.76%
Class I
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.35%	[1]
Expenses (as a percentage of Assets)	0.75%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.54%
Premier Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Distribution and Service (12b-1) Fees	0.15%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.81%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.60%
Class R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.26%	[1]
Expenses (as a percentage of Assets)	0.66%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.45%
Retirement Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.40%
Other Expenses (as a percentage of Assets):	0.51%	[1]
Expenses (as a percentage of Assets)	0.91%
Fee Waiver or Reimbursement	(0.21%)	[2]
Net Expenses (as a percentage of Assets)	0.70%

[1]	Restated to reflect estimates for the current fiscal year.
[2]	Under the Fund’s expense reimbursement arrangements, the Fund’s investment adviser, Teachers Advisors, LLC, has contractually agreed to reimburse the Fund for any Total annual Fund operating expenses (excluding interest, taxes, brokerage commissions or other transactional expenses, Acquired fund fees and expenses and extraordinary expenses) that exceed: (i) 0.80% of average daily net assets for Class A shares; (ii) 0.60% of average daily net assets for Class I shares; (iii) 0.60% of average daily net assets for Premier Class shares; (iv) 0.45% of average daily net assets for Class R6 shares; and (v) 0.70% of average daily net assets for Retirement Class shares of the Fund. These expense reimbursement arrangements will continue through at least July 31, 2025, unless changed with approval of the Board of Trustees.